Deferred Exploration and Evaluation Expenditure	12 Months Ended
Jun. 30, 2026
Deferred Exploration and Evaluation Expenditure [Abstract]
DEFERRED EXPLORATION AND EVALUATION EXPENDITURE
12.	DEFERRED EXPLORATION AND EVALUATION EXPENDITURE

	30 June 2026 $	30 June 2025 $
Exploration and evaluation phases:
Balance at beginning of year	39,712,591	35,213,542
Expenditure incurred	3,975,288	1,040,142
Transfer from accounting for investment in joint venture (note 13)	307,495,098	-
Foreign exchange movement	(7,225,925)	3,458,907
Balance at end of year	343,957,052	39,712,591

Exploration is the search for potential mineralisation after the Group has obtained legal rights to explore in a specific area. This includes topographical, geological, geochemical and geophysical studies and exploratory drilling, trenching and sampling.

Evaluation is the determination of the technical feasibility and commercial viability of a particular prospect. Activities conducted during the evaluation phase include the determination of the tonnage and grade and/or quality of the deposit, examination and testing of extraction methods and metallurgical or treatment process, surveys of transportation and infrastructure requirements, and market and finance studies.

Exploration and evaluation expenditure is capitalised as incurred. Capitalised exploration and evaluation expenditures are reviewed to determine the appropriateness of continuing to carry forward costs in relation to that area of interest.

Once the technical feasibility and commercial viability of an area of interest are demonstrated, exploration and evaluation assets attributable to that area of interest are tested for impairment. The recoupment of costs carried forward in relation to areas of interest in the exploration and evaluation phases is dependent upon the successful development and commercial exploitation or sale of the respective areas.

At 30 June 2026 and 30 June 2025 the Group determined whether facts and circumstances suggested that the carrying amount of the capitalised exploration and evaluation exceeds the asset’s recoverable amount. In both years the entity determined that no such facts and circumstances existed and therefore was not required to perform impairment testing, including determining the asset’s recoverable amount.